As filed with the U.S. Securities and Exchange Commission on October 31, 2006

                                                 File Nos. 33-61542 and 811-7662

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                       Pre-Effective Amendment No.___ ( )

                       Post-Effective Amendment No. 33 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                              Amendment No. 33 (X)

                            U.S. GLOBAL ACCOLADE FUNDS
                (Exact Name of Registrant as Specified in Charter)

                   7900 Callaghan Road, San Antonio, Texas 78229
               (Address of Principal Executive Offices) (Zip Code)

                                 (210) 308-1234
              (Registrant's Telephone Number, Including Area Code)

                           Frank E. Holmes, President
                           U.S. Global Accolade Funds
                              7900 Callaghan Road
                             San Antonio, Texas 78229
               (Name and Address of Agent for Service of Process)


It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of rule 485 /x/ on November 30, 2006 pursuant to paragraph (b) of rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of rule 485 / / on (date) pursuant to paragraph (a)(1) of rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of rule 485 / / on (date) pursuant to paragraph (a)(2) of rule 485

                           U.S. Global Accolade Funds

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A for U.S. Global Accolade Funds ("Registrant") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on August 23, 2006. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 32 to November 30, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 31st day of October, 2006.

                                              U.S. Global Accolade Funds

                                               /s/ Frank E. Holmes
                                              ----------------------------------
                                              Frank E. Holmes
                                              President, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                         Title                                               Date


/s/Frank E. Holmes
---------------------------       Trustee, President and Chief Executive Officer   October 31, 2006
Frank E. Holmes                   Chief Investment Officer


*/s/ J. Michael Belz
---------------------------       Trustee                                          October 31, 2006
J. Michael Belz


*/s/ Richard E. Hughs
---------------------------       Trustee                                          October 31, 2006
Richard E. Hughs


*/s/ Clark R. Mandigo             Trustee                                          October 31, 2006
---------------------------
Clark R. Mandigo


*/s/ Catherine A. Rademacher
----------------------------      Treasurer                                        October 31, 2006
Catherine A. Rademacher


* /s/ Susan B. McGee
   Susan B. McGee, Attorney-in-Fact under
   Power of Attorneys Dated December 18, 1998
   and October 30, 2006 (for Catherine A. Rademacher only)